Subsequent Events - Additional Information (Detail) - Subsequent event - iQiyi $ in Millions	1 Months Ended
Feb. 29, 2016 USD ($)
Subsequent Event [Line Items]
Disposal of a subsidiary, enterprise valuation	$ 2,800
Disposal of a subsidiary, percent of ownership disposed	100.00%